Income Taxes (Details 1) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before income taxes	$ 7,097,628	$ 5,447,196	$ 5,281,159
Income tax computed at statutory EIT rate (25%)	1,774,407	1,361,799	1,320,290
Effect of different tax rates available to different jurisdictions	19	19,173	4,188
Non-deductible expenses	0	0	0
Change in valuation allowance and others	(1,999,707)	93,080	(721)
Income tax expenses	$ (225,319)	$ 1,474,052	$ 1,323,757